International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition	12 Months Ended
Dec. 31, 2011
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition

(22) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Condition
(Parent Company Only)

December 31, 2011 and 2010
(Dollars in Thousands)

	2011	2010
ASSETS
Cash	$13,668	$24,414
Other investments	70,318	65,485
Notes receivable	495	250
Investment in subsidiaries	1,712,336	1,577,038
Other assets	1,567	3,874

Total assets	$1,798,384	$1,671,061

LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities:
Junior subordinated deferrable interest debentures	$190,726	$201,117
Due to IBC Trading	21	21
Other liabilities	7,472	10,706

Total liabilities	198,219	211,844

Shareholders' equity:
Preferred shares	210,548	208,068
Common shares	95,720	95,711
Surplus	162,767	162,276
Retained earnings	1,302,964	1,214,743
Accumulated other comprehensive income	84,959	28,777

	1,856,958	1,709,575
Less cost of shares in treasury	(256,793)	(250,358)

Total shareholders' equity	1,600,165	1,459,217

Total liabilities and shareholders' equity	$1,798,384	$1,671,061